Income Taxes (Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 68	$ 114	$ 2,848	$ 2,409
Additions for tax positions related to the current year				109
Additions for tax positions of prior years		3	28	888
Reductions for tax positions of prior years		(49)	(195)
Reductions relating to settlement with taxing authorities				(97)
Lapse of statute of limitations	10		(2,567)	(461)
Balance at end of year		$ 68	$ 114	$ 2,848